Wells Fargo Funds Management, LLC
 525 Market Street, 12th Floor
 San Francisco, CA 94105

March 13, 2018

Via EDGAR

U.S. Securities and Exchange Commission
 100 F Street, NE
 Washington, DC 20549

Re: Wells Fargo Funds Trust (the "Trust")
 No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Traditional Small Cap Growth Fund, Class A and Class C (the "Fund"). The interactive data relates to summary information that mirrors the Fund's summary information in its supplement dated March 1, 2018 (SEC Accession No. 0001081400-18-000141). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Fund.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

/s/ Maureen Towle
 Maureen Towle
 Senior Counsel